REVENUE	12 Months Ended
Dec. 31, 2021
REVENUE
REVENUE

20   REVENUE

Net revenue consisted of the following:

	Years ended December 31,
	2019	2020	2021

Colocation services	3,261,745	4,710,923	6,514,268
Managed service and others	832,826	1,005,945	1,300,136
Service revenue	4,094,571	5,716,868	7,814,404
Equipment sales	27,834	22,104	4,277
Total	4,122,405	5,738,972	7,818,681